Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee related expenses	$ 2,374	$ 1,237
Accrued real estate taxes	357	440
Accrued excise, franchise and sales taxes	335	83
Accrued other	1,667	384
Accrued liabilities	$ 4,733	2,144
Solaris LLC
Employee related expenses		1,237	$ 885
Accrued real estate taxes		440	406
Accrued excise, franchise and sales taxes		83	296
Accrued other		384	305
Accrued liabilities		$ 2,144	$ 1,892